Earnings Per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share	Basic and diluted earnings per common share is calculated by dividing net income attributable to common shareholder of Hydro One by the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding at December 31, 2022 and 2021 were 142,239. There were no dilutive securities during 2022 and 2021.